Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 54,896	₩ 83,387	₩ 97,560
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	14,519	5,255	21,787
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	34,584	37,820	60,450
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 5,793	₩ 40,312	₩ 15,323